Long-term debt	12 Months Ended
Dec. 31, 2017
Long-term debt

8. Long-term debt

	As at December 31
	2017	2016
Bankers’ acceptances and prime rate loans	$253	$329
U.S. Senior secured notes – 2007 Notes
5.80%, US$5 million, matured May 31, 2017	—	6
5.90%, US$5 million, maturing May 31, 2019	5	6
Senior secured notes – 2008 Notes
6.30%, US$24 million, maturing May 29, 2018	31	33
6.40%, US$4 million, maturing May 29, 2020	5	5
Senior secured notes – 2009 Notes
9.32%, US$8 million, maturing May 5, 2019	10	11
Senior secured notes – 2010 Q1 Notes
5.29%, US$10 million, matured March 16, 2017	—	13
5.85%, US$10 million, maturing March 16, 2020	12	13
Senior secured notes – 2010 Q4 Notes
4.17%, US$6 million, matured December 2, 2017	—	8
4.88%, US$13 million, maturing December 2, 2020	17	17
4.98%, US$6 million, maturing December 2, 2022	7	8
5.23%, US$2 million, maturing December 2, 2025	3	3
Senior secured notes – 2011 Q4 Notes
4.79%, US$12 million, maturing November 30, 2021	16	17

Total long-term debt	$359	$469

Current portion	$31	$27
Long-term portion	$328	$442

In 2017, the Company repaid senior notes in the amount of US$26 million as part of normal course maturities (2016 – $185 million normal course maturities and $1,075 million in prepayments).

There were no senior note issuances in either 2017 or 2016.

Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at December 31
	2017	2016
Weighted average remaining life (years)	2.3	2.7
Weighted average interest rate	6.0%	6.3%

The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2017	2016
2007 Notes	$6	$12
2008 Notes	36	38
2009 Notes	10	11
2010 Q1 Notes	12	25
2010 Q4 Notes	25	33
2011 Notes	14	15

Total	$103	$134

During 2017, the Company transitioned to a reserve-based syndicated credit facility. The underlying borrowing base of the syndicated credit facility is $550 million, less the amount of outstanding pari passu senior notes and outstanding GBP cross currency swap, resulting in $410 million currently available under the syndicated credit facility. The initial revolving period of the syndicated credit facility ends on May 17, 2018, with an additional one-year term out period, and is subject to a semi-annual borrowing base redetermination in May and November of each year. At December 31, 2017, the Company had $157 million of unused credit capacity available under the syndicated credit facility.

Drawings on the Company’s bank facility are subject to fluctuations in short-term money market rates as they are generally held as short-term borrowings. As at December 31, 2017, 70 percent (2016 – 70 percent) of Obsidian Energy’s long-term debt instruments were exposed to changes in short-term interest rates.

At December 31, 2017, letters of credit totalling $14 million were outstanding (2016 – $16 million) that reduce the amount otherwise available to be drawn on the syndicated credit facility.

Obsidian Energy records unrealized foreign exchange gains or losses on its senior notes as amounts are translated into Canadian dollars at the rate of exchange in effect at the balance sheet date. The split between realized and unrealized foreign exchange is as follows:

	Year ended December 31
	2017	2016
Realized foreign exchange loss on debt maturities	$(6)	$(37)
Realized foreign exchange loss on debt pre-payments	—	(191)
Unrealized foreign exchange gain	11	312

Foreign exchange gain	$5	$84

The Company is subject to certain financial covenants under its senior notes and syndicated credit facility. These types of financial covenants are typical for senior lending arrangements and include senior debt and total debt to EBITDA and senior debt and total debt to capitalization, as more specifically defined in the applicable lending agreements. At December 31, 2017, the Company was in compliance with all of its financial covenants under such lending agreements.

In 2015, as part of entering into amending agreements with its lenders and noteholders, the Company agreed to grant floating charge security over all of its property in favour of the lenders and the noteholders on a pari passu basis, which security will be fully released on such date when both (a) no default or event of default is continuing under the Company’s syndicated bank facility or senior notes and (b) the Company has achieved both (i) a Senior Debt to EBITDA ratio of 3:1 or less for four consecutive quarters, and (ii) an investment grade rating on its senior secured debt.